SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)		3 Months Ended						9 Months Ended			12 Months Ended
	Nov. 19, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Net income (loss) subject to possible redemption		$ 427,403	$ (35,677)	$ (1,299,403)	$ 790,603	$ 18,705	$ (231,463)	$ (907,677)	$ 577,845	$ (248,154)	$ 1,297,593
Accretion of temporary equity to redemption value										(22,104,629)
Allocation of net income (loss)										(22,352,783)	1,297,593
Denominator: Weighted average non-redeemable common stock
Number of founder shares forfeited	1,725,000
Redeemable Common Stock
Numerator:
Net income (loss) subject to possible redemption										(8,825,992)	1,038,074
Accretion of temporary equity to redemption value										22,104,629
Allocation of net income (loss)		$ 251,345			$ 632,482			$ (658,531)	$ 462,276	$ 13,278,637	$ 1,038,074
Denominator: Weighted average non-redeemable common stock
Basic weighted average common shares outstanding		9,850,641			27,600,000			18,237,701	27,600,000	4,502,128	27,600,000
Diluted weighted average common shares outstanding		9,850,641			27,600,000			18,237,701	27,600,000	4,502,128	27,600,000
Basic net income per common share		$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ 2.95	$ 0.04
Diluted net income per common share		$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ 2.95	$ 0.04
Percentage of allocation of net income loss to common shares										61.00%	61.00%
Non-Redeemable Common Stock
Numerator:
Net income (loss) subject to possible redemption										$ (13,526,791)	$ 259,519
Allocation of net income (loss)										$ (13,526,791)	$ 259,519
Denominator: Weighted average non-redeemable common stock
Basic weighted average common shares outstanding		6,900,000			6,900,000			6,900,000	6,900,000	6,900,000	6,900,000
Diluted weighted average common shares outstanding		6,900,000			6,900,000			6,900,000	6,900,000	6,900,000	6,900,000
Basic net income per common share		$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ (1.96)	$ 0.04
Diluted net income per common share		$ 0.03			$ 0.02			$ (0.04)	$ 0.02	$ (1.96)	$ 0.04
Percentage of allocation of net income loss to common shares										39.00%	39.00%